                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


        /s/ Robert L. Stillwell               Dallas, TX         August 16, 2010
-------------------------------------   ----------------------   ---------------
             (Signature)                    (City, State)             (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1   28-10378   BP Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:     40,997
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ------------------------ ---------- -------- -------------------
                                                                                                       VOTING AUTHORITY
                             TITLE OF             VALUE   SHRS OR                 INVESTMENT   OTHER  -------------------
       NAME OF ISSUER          CLASS    CUSIP    (X1000)  PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS SOLE    SHARED NONE
---------------------------- -------- --------- -------- -------- ------ -------- ---------- -------- ------- ------ ----
ANADARKO PETE CORP              COM   032511107      436  12,079  SH     N/A      SOLE           --    12,079    0     0
APACHE CORP                     COM   037411105      253   3,000  SH     N/A      SOLE           --     3,000    0     0
BAKER HUGHES INC                COM   057224107       46   1,117  SH     N/A      SOLE           --     1,117    0     0
CHESAPEAKE ENERGY CORP          COM   165167107    3,230 154,162  SH     N/A      SOLE           --   154,162    0     0
CHEVRON CORP NEW                COM   166764100      271   4,000  SH     N/A      SOLE           --     4,000    0     0
CONSOL ENERGY INC               COM   20854P109      128   3,800  SH     N/A      SOLE           --     3,800    0     0
DAWSON GEOPHYSICAL CO           COM   239359102      532  25,000  SH     N/A      SOLE           --    25,000    0     0
DENBURY RES INC               COM NEW 247916208    3,148 215,000  SH     N/A      SOLE           --   215,000    0     0
DEVON ENERGY CORP NEW           COM   25179M103      731  12,000  SH     N/A      SOLE           --    12,000    0     0
ENCANA CORP                     COM   292505104      303  10,000  SH     N/A      SOLE           --    10,000    0     0
EXXON MOBIL CORP                COM   30231G102    3,848  67,431  SH     N/A      SOLE           --    67,431    0     0
FLUOR CORP NEW                  COM   343412102      238   5,600  SH     N/A      SOLE           --     5,600    0     0
HALLIBURTON CO                  COM   406216101       76   3,096  SH     N/A      SOLE           --     3,096    0     0
HESS CORP                       COM   42809H107      432   8,575  SH     N/A      SOLE           --     8,575    0     0
MASSEY ENERGY CORP              COM   576206106      123   4,500  SH     N/A      SOLE           --     4,500    0     0
MCMORAN EXPLORATION CO          COM   582411104      163  14,629  SH     N/A      SOLE           --    14,629    0     0
MURPHY OIL CORP                 COM   626717102      159   3,200  SH     N/A      SOLE           --     3,200    0     0
OCCIDENTAL PETE CORP DEL        COM   674599105    6,828  88,500  SH     N/A      SOLE           --    88,500    0     0
OCEANEERING INTL INC            COM   675232102      225   5,000  SH     N/A      SOLE           --     5,000    0     0
PLAINS EXPL& PRODTN CO          COM   726505100       62   3,000  SH     N/A      SOLE           --     3,000    0     0
QUICKSILVER RESOURCES INC       COM   74837R104      385  35,000  SH     N/A      SOLE           --    35,000    0     0
SANDRIDGE ENERGY INC            COM   80007P307      631 108,252  SH     N/A      SOLE           --   108,252    0     0
SCHLUMBERGER LTD                COM   806857108    5,534 100,000  SH     N/A      SOLE           --   100,000    0     0
SMITH INTL INC                  COM   832110100      175   4,637  SH     N/A      SOLE           --     4,637    0     0
SOUTHWESTERN ENERGY CO          COM   845467109      309   8,000  SH     N/A      SOLE           --     8,000    0     0
SUNCOR ENERGY INC NEW           COM   867224107    9,962 338,386  SH     N/A      SOLE           --   338,386    0     0
TRANSATLANTIC PETROLEUM LTD     SHS   G89982105       89  28,214  SH     N/A      SOLE           --    28,214    0     0
TRANSOCEAN LTD                REG SHS H8817H100    1,790  38,631  SH     N/A      SOLE           --    38,631    0     0
WEATHERFORD INTERNATIONAL LT    REG   H27013103      252  19,177  SH     N/A      SOLE           --    19,177    0     0
WILLIAMS CLAYTON ENERGY INC     COM   969490101      638  15,141  SH     N/A      SOLE           --    15,141    0     0